Initial Public Offering and Over-Allotment (Details) - $ / shares			12 Months Ended
	Jan. 14, 2022	Dec. 30, 2021	Dec. 31, 2024
Initial Public Offering and Over-Allotment [Line Items]
Units sold			22,500,000
Number of shares issued per unit			1
Underwriters option period			45 days
Common Stock [Member]
Initial Public Offering and Over-Allotment [Line Items]
Number of shares issued per unit			1
IPO [Member]
Initial Public Offering and Over-Allotment [Line Items]
Units sold			7,500,000
Price per unit (in Dollars per share)			$ 10
Purchase of ordinary shares		7,500,000
Exercised shares	227,686
Over-Allotment Option [Member]
Initial Public Offering and Over-Allotment [Line Items]
Underwriters option period			45 days
Purchase of ordinary shares	227,686		1,125,000